Commitments and Contingencies	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
10.	Commitments and Contingencies
Self-Insurance.The Partnership is self-insured for general and product, workers' compensation and automobile liabilities up to predetermined thresholds above which third party insurance applies. As of March 24, 2012 and September 24, 2011, the Partnership had accrued insurance liabilities of $49,858 and $52,841, respectively, representing the total estimated losses under these self-insurance programs. For the portion of the estimated self-insurance liability that exceeds insurance deductibles, the Partnership records an asset within other assets (or other current assets, as applicable) related to the amount of the liability expected to be covered by insurance which amounted to $16,543 and $17,513 as of March 24, 2012 and September 24, 2011, respectively.
Legal Matters. The Partnership's operations are subject to all operating hazards and risks normally incidental to handling, storing and delivering combustible liquids such as propane. The Partnership has been, and will continue to be, a defendant in various legal proceedings and litigation arising in the ordinary course of business, both as a result of these operating hazards and risks, and as a result of other aspects of its business. In this last regard, the Partnership currently is a defendant in suits in several states, including two putative class actions in which no class has yet been certified. The complaints allege a number of commercial claims, including as to the Partnership's pricing, fee disclosure and tank ownership, under various consumer statutes, the Uniform Commercial Code, common law and antitrust law. Based on the nature of the allegations under these commercial suits, the Partnership believes that the suits are without merit and the Partnership is contesting each of these suits vigorously. With respect to the pending commercial suits, other than for legal defense fees and expenses, based on the merits of the allegations and discovery to date, no liability for a loss contingency is required.

11.	Commitments and Contingencies

Commitments.  The Partnership leases certain property, plant and equipment, including portions of the Partnership's vehicle fleet, for various periods under noncancelable leases.  Rental expense under operating leases was $18,868, $17,561 and $17,254 for fiscal 2011, 2010 and 2009, respectively.

Future minimum rental commitments under noncancelable operating lease agreements as of September 24, 2011 are as follows:
		Minimum
		Lease
Fiscal Year		Payments
2012	$15,836
2013	13,346
2014	11,540
2015	8,480
2016	4,993
2017 and thereafter	4,709

Contingencies.

Self Insurance.  As described in Note 2, the Partnership is self-insured for general and product, workers' compensation and automobile liabilities up to predetermined amounts above which third party insurance applies.  At September 24, 2011 and September 25, 2010, the Partnership had accrued liabilities of $52,841 and $55,445, respectively, representing the total estimated losses under these self-insurance programs.  For the portion of the estimated liability that exceeds insurance deductibles, the Partnership records an asset within other assets (or prepaid expenses and other current assets, as applicable) related to the amount of the liability expected to be covered by insurance which amounted to $17,513 and $17,990 as of September 24, 2011 and September 25, 2010, respectively.

Legal Matters.  As described in Note 2, the Partnership's operations are subject to all operating hazards and risks normally incidental to handling, storing and delivering combustible liquids such as propane. The Partnership has been, and will continue to be, a defendant in various legal proceedings and litigation arising in the ordinary course of business, both as a result of these operating hazards and risks, and as a result of other aspects of its business. In this regard, the Partnership currently is a defendant in putative suits in several states. The complaints allege a number of claims, including as to the Partnership's pricing, fee disclosure and tank ownership, under various consumer statutes, the Uniform Commercial Code, common law and antitrust law.  Based on the nature of the allegations under these suits, the Partnership believes that the suits are without merit and are the Partnership is contesting each of these suits vigorously.  With respect to the pending putative suits, other than for legal defense fees and expenses based on the merits of the allegations, a liability for a loss contingency is not required.